SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
Dec. 31, 2013
Dams and reservoirs | Minimum
Property, plant and equipment
Estimated useful lives	30 years
Dams and reservoirs | Maximum
Property, plant and equipment
Estimated useful lives	49 years
Buildings | Minimum
Property, plant and equipment
Estimated useful lives	8 years
Buildings | Maximum
Property, plant and equipment
Estimated useful lives	50 years
Machinery | Minimum
Property, plant and equipment
Estimated useful lives	1 year
Machinery | Maximum
Property, plant and equipment
Estimated useful lives	30 years
Transportation equipment | Minimum
Property, plant and equipment
Estimated useful lives	1 year
Transportation equipment | Maximum
Property, plant and equipment
Estimated useful lives	11 years
Electronic equipment and others | Minimum
Property, plant and equipment
Estimated useful lives	1 year
Electronic equipment and others | Maximum
Property, plant and equipment
Estimated useful lives	15 years